CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Net premiums earned	$ 6,309,521	$ 6,090,437	$ 5,690,130
Net investment income	957,716	1,012,348	1,137,769
Realized investment gains (losses):
Net realized gains (losses) on investments sold	104,076	94,807	(28,187)
Other-than-temporary impairments on investments	(10,266)	(54,301)	(174,102)
Other-than-temporary impairments on investments transferred to (from) other comprehensive income	(6,033)	(26,408)	13,930
Total net realized gains (losses) on investments	87,777	14,098	(188,359)
Net realized and unrealized gains (losses) on derivative instruments	7,798	5,221	(10,738)
Income (loss) from investment fund affiliates	138,391	58,504	26,253
Fee income and other	40,031	51,789	41,748
Total revenues	7,541,234	7,232,397	6,696,803
Expenses:
Net losses and loss expenses incurred	3,731,464	3,765,482	4,078,391
Claims and policy benefits	465,702	486,195	535,074
Acquisition costs	909,323	913,492	826,411
Operating expenses	1,213,178	1,173,955	1,083,917
Foreign exchange (gains) losses	(28,243)	10,545	(40,640)
Interest expense	155,462	172,204	205,592
Impairment of goodwill	0	0	429,020
Total expenses	6,446,886	6,521,873	7,117,765
Income (loss) before income tax and income (loss) from operating affiliates	1,094,348	710,524	(420,962)
Income (loss) from operating affiliates	119,804	53,887	76,786
Provision (benefit) for income tax	77,505	34,028	59,707
Net income (loss)	1,136,647	730,383	(403,883)
Non-controlling interests	76,731	79,255	70,877
Net income (loss) attributable to ordinary shareholders	$ 1,059,916	$ 651,128	$ (474,760)
Weighted average ordinary shares and ordinary share equivalents outstanding - basic (in shares)	287,801	307,372	312,896
Weighted average ordinary shares and ordinary share equivalents outstanding - diluted (in shares)	292,069	310,282	312,896
Earnings (loss) per ordinary share and ordinary share equivalent - basic (in dollars per share)	$ 3.68	$ 2.12	$ (1.52)
Earnings (loss) per ordinary share and ordinary share equivalent - diluted (in dollars per share)	$ 3.63	$ 2.10	$ (1.52)